RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of renumeration of directors and other key management personnel of the company
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2023 and 2022 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Salaries, incentives and short-term benefits[1]	$5	$14
Share-based payments[1]	19	38
	$24	$52

Schedule of related party balances included within the consolidated financial statements
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2023 and 2022:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Management fees earned	$149	$102